Investments in Associates and Joint Ventures - Investments in Joint Ventures (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures
Payables to related parties		$ 7	$ 44
Cascades Sonoco US Inc.
Disclosure of joint ventures
PERCENTAGE EQUITY OWNED (%)		50.00%
Cascades Sonoco Inc.
Disclosure of joint ventures
PERCENTAGE EQUITY OWNED (%)		50.00%
Maritime Paper Products Limited Partnership
Disclosure of joint ventures
PERCENTAGE EQUITY OWNED (%)		40.00%
Tencorr Holdings Corporation
Disclosure of joint ventures
PERCENTAGE EQUITY OWNED (%)	33.30%	33.30%
Consideration paid	$ 5
Payables to related parties	$ 3